Summary of Significant Accounting Policies - Additional information (Detail) - Chunghwa Investment Co., Ltd. ("CHI") [Member]	Dec. 31, 2021
CHIEF Telecom Inc. ("CHIEF") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	2.94%
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	0.39%